CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Common Stock [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Total USD ($)	Total CNY
Balance at Sep. 30, 2009	0		391,620		(125,507)		(10,403)		(29,377)		51,389		277,722
Balance (in shares) at Sep. 30, 2009	23,013,692
Net income for the year	0		0		49,053		0		0		17,298		66,351
Issuance of common stock upon exercise of share options	0		6,535		0		0		0		0		6,535
Issuance of common stock upon exercise of share options (in shares)	278,720
Acquisition of additional equity interest in a subsidiary from non-controlling interests			(15,971)		0		0		0		(8,229)		(24,200)
Share-based compensation expense			4,868		0		0		0		0		4,868
Acquisition of a subsidiary	0		0		0		0		0		3,538		3,538
Dividend paid to non-controlling interests	0		0		0		0		0		(6,907)		(6,907)
Translation adjustment	0		0		0		1,067		0		0		1,067
Balance at Sep. 30, 2010	0		387,052		(76,454)		(9,336)		(29,377)		57,089		328,974
Balance (in shares) at Sep. 30, 2010	23,292,412
Net income for the year	0		0		(23,079)		0		0		10,298		(12,781)
Issuance of common stock upon exercise of share options	0		2,654		0		0		0		0		2,654
Issuance of common stock upon exercise of share options (in shares)	90,400
Share-based compensation expense	0		4,638		0		0		0		0		4,638
Acquisition of a subsidiary	0		0		0		0		0		19,600		19,600
Liquidation of a subsidiary	0		0		0		0		0		(48,123)		(48,123)
Dividend paid to non-controlling interests	0		0		0		0		0		(12,090)		(12,090)
Translation adjustment	0		0		0		2,939		0		0		2,939
Balance at Sep. 30, 2011	0		394,344		(99,533)		(6,397)		(29,377)		26,774		285,811
Balance (in shares) at Sep. 30, 2011	23,382,812
Net income for the year	0		0		(1,434)		0		0		(1,351)	(439)	(2,785)
Share-based compensation expense	0		3,327		0		0		0		0		3,327
Capital injection from a non-controlling shareholder	0		0		0		0		0		29,400		29,400
Disposal of non-controlling interest in a subsidiary	0		0		0		0		0		(2,438)		(2,438)
Translation adjustment	0		0		0		117		0		0	19	117
Balance at Sep. 30, 2012	0	$ 62,714	397,671	$ (15,923)	(100,967)	$ (990)	(6,280)	$ (4,633)	(29,377)	$ 8,261	52,385	$ 49,429	313,432
Balance (in shares) at Sep. 30, 2012	23,382,812